Intangible Assets, Net (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
INTANGIBLE ASSETS, NET [Abstract]
Amortization expenses	$ 1,251,000	$ 1,389,000	$ 1,314,000
Impairment loss	$ 0	$ 0	$ 0